Financial risk review - Schedule of Credit Risk Exposure (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	$ 29,283,942	$ 49,391,627	$ 20,535,210	$ 45,624,110
Subscription receivable		0
Other receivables	429,176	696,968
Related party receivables	98,133	1,508,243
Total	29,811,251	51,596,838
Current
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	29,283,942	49,391,627
Subscription receivable		0
Other receivables	429,176	98,836
Related party receivables	98,133	1,508,243
Total	29,811,251	50,998,706
31-60
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	0	0
Subscription receivable		0
Other receivables	0	598,132
Related party receivables	0	0
Total	0	598,132
61-90
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	0	0
Subscription receivable		0
Other receivables	0	0
Related party receivables	0	0
Total	0	0
91-120
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	0	0
Subscription receivable		0
Other receivables	0	0
Related party receivables	0	0
Total	0	0
>120
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	0	0
Subscription receivable		0
Other receivables	0	0
Related party receivables	478,558	0
Total	478,558	0
Impairment
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	0	0
Subscription receivable		0
Other receivables	0	0
Related party receivables	478,558	0
Total	$ 478,558	$ 0